Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	CAD 34,355	CAD 21,932
Amortization of cash flow hedge	(47)	(36)
Gain reclassified from AOCI	(7,554)	(5,731)
Change in fair value of cash flow hedges, net of tax expense of $18,109 and $12,010, respectively (note 25(b)(ii))	CAD 26,754	CAD 16,165